Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Impairment charges		$ 2,108,117
Severance pay, percentage	8.33%
Severance expenses	$ 58,313	$ 51,554	$ 53,389
Stock Options [Member]
Significant Accounting Policies [Line Items]
Aggregated amount (in Shares)	35,783,274
Warrants [Member]
Significant Accounting Policies [Line Items]
Aggregated amount (in Shares)	42,324,895
Convertible Loans [Member]
Significant Accounting Policies [Line Items]
Aggregated amount (in Shares)	15,382,039